May 02, 2024
Credit Suisse Commodity Return Strategy Fund
Credit Suisse Commodity Return Strategy Fund

CREDIT SUISSE COMMODITY STRATEGY FUNDS

Credit Suisse Commodity Return Strategy Fund

Supplement to the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2024

Certain of the Funds’ service providers have changed and the Funds’ Summary Prospectuses, Prospectus and SAI, as applicable, are amended, as described below:

The following sentence is deleted in its entirety in each place it appears in the Summary Prospectus of Credit Suisse Commodity Return Strategy Fund and in the section of the Fund’s Prospectus entitled “Credit Suisse Commodity Return Strategy Fund—Summary—Principal Investment Strategies”: The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.